RELATED PARTY TRANSACTIONS - Schedule of Related Party Agreements and Transactions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Administration fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 4	$ 2	$ 8	$ 4
Investment management fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	92	55	160	107
Investment management fees payable	$ 92	$ 57	$ 92	$ 57